UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James S. O'Donnell
Title: President
Phone: 703-584-6027

March 31, 2009  	James S. O'Donnell	McLean, Virginia
[Date]            	[Signature]    		[City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 19
Form 13F Information Table Value Total: $9,042,057.82






List of Other Included Managers:
None



Symbol	Security				Type	Quantity	  Cusip		   Value       Voting
ibm	IBM Corp Com				com	7,879.00	459200101	$763,396.31	sole
xom	Exxon Mobil Corp Com			com	11,139.00	30231G102	$758,565.90	sole
jnj	Johnson & Johnson Com			com	14,127.00	478160104	$743,080.20	sole
pg	PROCTER & GAMBLE CO COM			com	14,841.00	742718109	$698,862.69	sole
hd	Home Depot Inc				com	26,900.00	437076102	$633,764.00	sole
jpm	JP Morgan Chase & Co			com	23,134.00	46625H100	$614,901.72	sole
nvs	Novartis AG Sponsored ADR		com	14,527.00	66987V109	$549,556.41	sole
t	At&t					com	21,320.00	00206R102	$537,264.00	sole
mmm	3M Co Com				com	10,063.22	88579Y101	$500,343.16	sole
ge	General Electric Co 			com	46,240.00	369604103	$467,486.40	sole
pep	Pepsico Inc				com	9,077.00	713448108	$467,283.96	sole
intc	Intel Corp Com				com	30,964.00	458140100	$465,388.92	sole
nok	Nokia Corp Sponsored ADR		com	39,330.00	654902204	$458,981.10	sole
cat	CATERPILLAR INC				com	16,267.00	149123101	$454,825.32	sole
pm	Philip Morris Intl Inc Com		com	11,761.00	718172109	$418,456.38	sole
mcd	McDonalds Corp				com	4,905.00	580135101	$267,665.85	sole
mo	Altria Group Inc			com	10,285.71	02209S103	$164,777.08	sole
axp	American Express Company		com	4,043.00	025816109	$55,106.09	sole
dd	Du Pont E I De Nemours & Company	com	1,001.00	263534109	$22,352.33	sole


